Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Property and Equipment, Net
At cost	$ 5,499	¥ 37,802	¥ 12,275
Less: accumulated depreciation	(1,270)	(8,727)	(2,996)
Property and Equipment, Net	4,229	29,075	9,279
Computer and office equipment
Property and Equipment, Net
At cost	3,949	27,148	7,256
Leasehold improvement
Property and Equipment, Net
At cost	$ 1,550	¥ 10,654	¥ 5,019